SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties		¥ (4,200)	¥ (453,700)
Due to related parties	$ 1,906	13,150
Mr. Bao [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Director and former controlling shareholder of the Company
Due to related parties		16,064	17,279
Due to related parties		13,000
Mr. Cao [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Director of the Company
Due to related parties		2
Due to related parties		150
Mr. Song [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Shareholder of the Company, Business Unit Manager
Due to related parties		10,383
Philectronics [Member]
Related Party Transaction [Line Items]
Related parties, relationship	An equity method investee of the Company
Due from related parties gross		538	566
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Related parties, relationship	100% owned by Mr. Bao
Due from related parties gross		32,887
Due to related parties		20,479	22,503
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties gross		33,425	566
Due from related parties		(538)
Due from related parties	$ 4,768	32,887	566
Due to related parties	$ 6,803	46,928	40,787
Due to related parties		13,150
Mr. Wu [Member]
Related Party Transaction [Line Items]
Due to related parties			¥ 1,005